Related Parties - Summary of Guarantees Received from Related Parties (Details) - Kapes Inc [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Defect Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Received From Related Parties [Line Items]
Credit limit	₩ 16,081
Performance Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Received From Related Parties [Line Items]
Credit limit	35,926
Advance Payment Guarantee [Member]
Disclosure In Tabular Form Of Guarantees Received From Related Parties [Line Items]
Credit limit	₩ 248,042